Tax Receivables and Tax Payables - Summary of Breakdown in Account (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Tax Receivables And Tax Payables [Abstract]
Tax receivables	€ 17,440	€ 14,338
Tax payables	€ (25,431)	€ (30,798)